Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

Debt consists of (in millions):

	December 31,
	2013	2012
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015	151	151
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017	500	500
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022	1,396	1,395
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042	1,096	1,096
Other	7	7

Total debt	3,150	3,149
Less current portion	1	1

Long-term debt	$3,149	$3,148

Principal Payments of Debt	Principal payments of debt for years subsequent to 2013 are as follows (in millions):

2014	$1
2015	153
2016	—
2017	500
2018	—
Thereafter	2,496

$3,150